LOSS PER ORDINARY SHARE (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2024 shares	May 31, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2024 USD ($) Options shares	Dec. 31, 2023 USD ($) Options shares	Dec. 31, 2022 USD ($) Options shares	Jan. 25, 2023 shares
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares				48,579,804	44,907,105	7,930,928
Loss | $				$ 22,491	$ 65,473	$ 24,701
Preferred shares dividend | $					639	9,038
For the computation of basic and diluted loss per share | $				$ 22,491	$ 66,112	$ 33,739
Number of shares issued for acquisition				0	633,681	1,228,410	12,250,000
Number of share outstanding				49,726,906	47,894,688	36,138,588
Issuance of ordinary shares	99,303	59,368	55,806
Options and RSUs
LOSS PER ORDINARY SHARE
Number of options to employees and consultants outstanding under the share-based compensation plan				6,718,602	5,828,733	5,286,884
Preferred shares
LOSS PER ORDINARY SHARE
Number of share outstanding						27,660,151
Warrants liability
LOSS PER ORDINARY SHARE
Number of warrants outstanding				14,850,000	14,850,000